UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ------------------

This Amendment (Check only one):     [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     W.P. Stewart & Co., Ltd.
          -----------------------------
Address:  Trinity Hall, 43 Cedar Avenue
          -----------------------------
          P.O. Box HM 2905
          -----------------------------
          Hamilton HM LX Bermuda

Form 13F File Number 28-1432
                     -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lisa D. Levey
        --------------------------------
Title:  General Counsel
        --------------------------------
Phone:  212-750-8585
        --------------------------------

Signature, Place, and Date of Signing:

   /s/ Lisa D. Levey           New York, NY             4 February, 2000
   -----------------           ------------             ----------------
     [Signature]              [City, State]                  [Date]
Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-
  ------------------     --------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:             0
                                              ----------------

Form 13F Information Table Entry Total:       38
                                              ----------------

Form 13F Information Table Value Total:       $11,660,429
                                              ---------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.          Form 13F File Number           Name
              28-
----          ---------------------     ----------------

[Repeat as necessary.]

                          FORM 13-F INFORMATION TABLE
                  REPORTING MANAGER, W.P. STEWART & CO., LTD.

                   CONFIDENTIAL TREATMENT HAS BEEN REQUESTED
                        FOR ALL INFORMATION ON THIS PAGE

DATE AS OF 12/31/99

  COLUMN 1           COLUMN 2       COLUMN 3    COLUMN 4   COLUMN 5   COLUMN 6   COLUMN 7       COLUMN 8
  --------           --------       --------    --------   --------   --------   --------       --------

                                                  VALUE              INVESMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP NO.     ($1000)   SHARES   DISCRETION   MANAGERS     SOLE   SHARED      NONE
--------------    -------------     ---------     -------   ------   ----------   --------     ----   ------      ----


          THIS INFORMATION HAS BEEN OMITTED AND FILED SEPARATELY WITH
                    THE SECURITIES AND EXCHANGE COMMISSION.